Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

18.  Income Taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law (the “new CIT Law”), under which foreign invested enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT “) at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires.

The WFOE (Hangzhou Tuya Information Technology Co., Ltd.) obtained its HNTE certificate with a valid period of three years in 2018. Therefore, the WFOE is eligible to enjoy a preferential tax rate of 15% from 2018 to 2020 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. As of December 31,2021, the renewal application of the WFOE’s HNTE qualification was completed and the WFOE continues qualifying as an HNTE and entitles to enjoy the 15% beneficial tax rate for the years ended December 31, 2022, 2023 and 2024.

PRC Withholding Income Tax on Dividends

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong can be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

As of December 31, 2020 and 2021, the Company did not record any withholding tax on the retained earnings of its subsidiaries in the PRC as the Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC.

United States

The Company’s subsidiary in California, United States is subject to U.S. federal corporate tax and California corporate franchise tax on its taxable income as reported in its statutory financial statements adjusted in accordance with relevant U.S. tax laws. The applicable U.S. federal corporate tax rate is 21% and the California corporate franchise tax rate is 8.84% or minimum of $0.8, whatever is larger in 2019,2020 and 2021.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to: (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017. In addition, the California corporate franchise tax remained the same after the enactment of the Tax Act. The Company assessed the impact of Tax Act and concluded that it was not material to the Company.

As the Group incurred income tax expense mainly from PRC tax jurisdictions, the following information is based mainly on PRC income taxes.

Composition of income tax expense

The components of loss before tax are as follow:

	Year Ended December 31,
	2019	2020	2021
Loss before tax
Loss from PRC entities	(60,761)	(54,776)	(150,478)
Loss from overseas entities	(9,592)	(11,930)	(24,456)
Total loss before tax	(70,353)	(66,706)	(174,934)

	Year Ended December 31,
	2019	2020	2021
Current income tax expense	124	206	490
Deferred income tax	—	—	—
Total income tax expense	124	206	490

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31,
	2019	2020	2021
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdiction	-3.2%	-2.6%	-2.0%
Income tax on tax holiday(1)	-8.6%	-3.0%	-2.2%
Additional deduction for research and development expenditures	4.4%	8.9%	7.2%
Share-based compensation	-1.1%	-2.1%	-8.4%
Permanent book-tax differences	-0.7%	-2.2%	6.2%
Change in valuation allowance(2)	-16.0%	-24.3%	-26.0%
Effective tax rates	-0.2%	-0.3%	-0.2%
(1)	The income tax on tax holidays represents the effect of preferential income tax rate that the WFOE qualified as an HNTE is entitled to enjoy the beneficial tax rate of 15%.
(2)	Valuation allowance for the years ended December 31, 2019, 2020 and 2021 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2019	2020	2021
Deferred tax assets
Net accumulated losses-carry forward	19,310	33,277	76,944
Payroll liabilities	1,795	3,836	5,438
Inventory write-downs	43	183	402
Receivables allowances	57	83	171
Other deductible temporary difference	—	26	9
Less: valuation allowance	(21,205)	(37,405)	(82,964)
Total deferred tax assets	—	—	—

As of December 31, 2021, the Group had tax losses carry forwards of approximately US$376,193, which mainly arose from its subsidiaries established in the PRC. These tax losses carry forwards from PRC entities will expire during the period from 2022 to 2031 as follows:

At December 31, 2021	US$
2022	481
2023	120
2024	248
2025	65,168
2026	115,705
2027	5,698
2028	34,926
2029	74,954
2030	41,038
2031	37,855
Total tax losses carry forwards	376,193

Movement of valuation allowance

	As of December 31,
	2019	2020	2021
Balance at beginning of the year	9,914	21,205	37,405
Changes of valuation allowance(1)	11,291	16,200	45,559
Balance at end of the year	21,205	37,405	82,964
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2020 and 2021, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries and the VIE.